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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Eden Capital Management Partners, L.P.*
Address:  2727 Allen Parkway
          Suite 1880
          Houston, Texas  77019

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Adam Newar
Title:    President
Phone:    (713) 807-1760

Signature, Place and Date of Signing:

        /s/Adam Newar            Houston, Texas            April 20, 2001
    --------------------      --------------------      --------------------
        [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

*Eden Capital Management Partners, L.P. succeeded to all of the assets of Eden Capital Management, Inc. on January 1, 2001, and therefore is filing this report to continue the quarterly filing obligations that Eden Capital Management, Inc. would have had if it had not transferred the assets.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: 82,474
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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                           FORM 13F INFORMATION TABLE

    COLUMN 1               COLUMN 2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
    --------               --------        --------     --------      --------        --------   --------          --------

                                                        VALUE    SHRS OR    SH/PUT/  INVESTMENT   OTHER    VOTING  AUTHORITY
 NAME OF ISSUER         TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
 --------------         --------------      -----      --------  -------   --------  ----------  --------   ----    ------    ----
AFFYMETRIX, INC.        COMMON STOCK      00826T108       973     35,000     SH        SOLE        NONE     35,000     0          0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN POWER
CONVERSION CORP.        COMMON STOCK      029066107     1,289    100,000     SH        SOLE        NONE    100,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
AVNET, INC.             COMMON STOCK      053807103       820     40,000     SH        SOLE        NONE     40,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
AVX CORPORATION         COMMON STOCK      002444107     1,735    100,500     SH        SOLE        NONE    100,500     0           0
------------------------------------------------------------------------------------------------------------------------------------
BOWATER INCORPORATED    COMMON STOCK      102183100     3,527     74,400     SH        SOLE        NONE     74,400     0           0
------------------------------------------------------------------------------------------------------------------------------------
CAPSTONE TURBINE
CORPORATION             COMMON STOCK      14067D102     1,561     55,000     SH        SOLE        NONE     55,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
C-CUBE MICROSYSTEMS
INC. NEW                COMMON STOCK      12501N108       677     55,000     SH        SOLE        NONE     55,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
CHARLES SCHWAB
CORPORATION NEW         COMMON STOCK      808513105     1,534     99,500     SH        SOLE        NONE     99,500     0           0
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORES,
INC.                    COMMON STOCK      172737108     1,272    120,000     SH        SOLE        NONE    120,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
CIRRUS LOGIC, INC.      COMMON STOCK      172755100       598     40,000     SH        SOLE        NONE     40,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL
COMMUNICATIONS, INC.    COMMON STOCK      184502102     1,906     35,000     SH        SOLE        NONE     35,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON
CORPORATION             COMMON STOCK      216640102       270      5,000     SH        SOLE        NONE      5,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
CORE LABORATORIES N.V.  COMMON STOCK      N22717107     2,476    131,900     SH        SOLE        NONE    131,900     0           0
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALE
CORPORATION             COMMON STOCK      22160K105     3,207     81,700     SH        SOLE        NONE     81,700     0           0
------------------------------------------------------------------------------------------------------------------------------------
DRIL-QUIP,  INC.        COMMON STOCK      262037104     1,786     74,400     SH        SOLE        NONE     74,400     0           0
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC.    CLASS A COMMON
                        STOCK             302182100     2,773     32,000     SH        SOLE        NONE     32,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
GAP INC.                COMMON STOCK      364760108     1,900     75,900     SH        SOLE        NONE     75,900     0           0
------------------------------------------------------------------------------------------------------------------------------------
GENE LOGIC, INC.        COMMON STOCK      368689105       776     46,300     SH        SOLE        NONE     46,300     0           0
------------------------------------------------------------------------------------------------------------------------------------
HISPANIC BROADCASTING   CLASS A COMMON
CORPORATION             STOCK             43357B104     1,719     90,000     SH        SOLE        NONE     90,000     0           0
------------------------------------------------------------------------------------------------------------------------------------

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                           FORM 13F INFORMATION TABLE

INTERNATIONAL  FLAVORS
& FRAGRANCES INC.       COMMON STOCK      459506101     4,079    184,900     SH        SOLE        NONE    184,900     0           0
------------------------------------------------------------------------------------------------------------------------------------
JABIL CIRCUIT, INC.     COMMON STOCK      466313103       692     32,000     SH        SOLE        NONE     32,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORPPRATION   COMMON STOCK      502161102     1,078     68,500     SH        SOLE        NONE     68,500     0           0
------------------------------------------------------------------------------------------------------------------------------------
MEAD CORPORATION        COMMON STOCK      582834107     1,939     77,300     SH        SOLE        NONE     77,300     0           0
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY,
INC.                    COMMON STOCK      595112103     1,869     45,000     SH        SOLE        NONE     45,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
NEWFIELD EXPLORATION
COMPANY                 COMMON STOCK      651290108     1,920     55,000     SH        SOLE        NONE     55,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORPORATION      COMMON STOCK      68389X105       300     20,000     SH        SOLE        NONE     20,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL  PRODUCT
DEVELOPMENT, INC.       COMMON STOCK      717124101     1,997     47,400     SH        SOLE        NONE     47,400     0           0
------------------------------------------------------------------------------------------------------------------------------------
POWER-ONE, INC.         COMMON STOCK      739308104     1,014     70,000     SH        SOLE        NONE     70,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
QUINTILES TRANSNATIONAL
CORP.                   COMMON STOCK      748767100     3,926    208,000     SH        SOLE        NONE    208,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
SCI SYSTEMS, INC.       COMMON STOCK      783890106     2,366    130,000     SH        SOLE        NONE    130,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORPORATION
NEW                     COMMON STOCK      81211K100     1,996     59,900     SH        SOLE        NONE     59,900     0           0
------------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORPORATION
NEW                     PREFERRED STOCK   81211K209     1,807     49,100     SH        SOLE        NONE   43,453.5     0     5,646.5
------------------------------------------------------------------------------------------------------------------------------------
SILICON VALLEY
BANCSHARES              COMMON STOCK      827064106     3,055    130,000     SH        SOLE        NONE    130,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST
BANCORPORATION
OF TEXAS, INC.          COMMON STOCK      84476R109       941     30,000     SH        SOLE        NONE     30,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES,
INC.                    COMMON STOCK      871508107     2,687     77,000     SH        SOLE        NONE     77,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
TEMPLE-INLAND INC.      COMMON STOCK      879868107     2,190     49,500     SH        SOLE        NONE     49,500     0           0
------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO. NEW       COMMON STOCK      886547108     2,589     95,000     SH        SOLE        NONE     95,000     0           0
------------------------------------------------------------------------------------------------------------------------------------

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                           FORM 13F INFORMATION TABLE

VISHAY INTERTECHNOLOGY
INC.                    COMMON STOCK      928298108     1,990    100,000     SH        SOLE        NONE    100,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
W.W. GRAINGER, INC.     COMMON STOCK      384802104     3,876    114,500     SH        SOLE        NONE    114,500     0           0
------------------------------------------------------------------------------------------------------------------------------------
WATERS CORPORATION      COMMON STOCK      941848103     2,323     50,000     SH        SOLE        NONE     50,000     0           0
------------------------------------------------------------------------------------------------------------------------------------
WESTWOOD ONE, INC.      COMMON STOCK      961815107       820     35,600     SH        SOLE        NONE     35,600     0           0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS-SONOMA, INC.   COMMON STOCK      969904101     1,376     52,400     SH        SOLE        NONE     52,400     0           0
------------------------------------------------------------------------------------------------------------------------------------
ZIONS BANCORPORATION    COMMON STOCK      989701107     4,949     95,000     SH        SOLE        NONE     95,000     0           0
------------------------------------------------------------------------------------------------------------------------------------

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